CUFUND
                                     ======


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                          Short-Term Maturity Portfolio
                                        [BULLET}
                            Adjustable Rate Portfolio
--------------------------------------------------------------------------------




                                  ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                                     5/31/00







    THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.







                                  CUSOURCE, LLC
                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

                                     CUFUND
                        THE CREDIT UNION FAMILY OF FUNDS


To Our Shareholders:

CUFUND, the Credit Union Family of Funds, has been serving natural person credit union investment needs since its inception in June 1992. During this eight-year period, the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio have given credit unions an excellent investment option.

CUFUND remains unique among mutual funds as it is the only mutual fund to be advised by a company that is a wholly-owned subsidiary (CUSO) of a credit union. As a result, CUFUND is uniquely positioned to respond to the concerns and changes of natural person credit unions, as well as the continually changing regulatory environment. As the regulatory environment becomes more complex, we believe that the flexibility and investment expertise inherent to the portfolios of CUFUND will allow credit unions to continue to take advantage of all types of securities available to them in one easy package.

CUFUND has maintained a strong performance record since its inception. It has been our pleasure, the adviser, the administrator, and the distributor, to offer CUFUND. We thank all credit unions for their support of and participation in CUFUND.

Sincerely

/s/signature
Mark E. Nagle

President

CUFUND

MANAGEMENT'S DISCUSSION & ANALYSIS OF FUND PERFORMANCE

GENERAL MARKET COMMENT                                              JULY 7, 2000

The interest rate environment in the second quarter of 2000 has consisted of slightly higher short term treasury rates and lower long term rates. The yield curve is now inverted 60 basis points from Fed Funds to the 30 year note. The Federal Open Market Committee left the Fed Funds rate target unchanged at their last meeting, but not before tightening 50 basis points at their May 16 meeting. Fed Funds rate hikes in this cycle of tightening now total 175 basis points since June 30 of last year. The speculative trading, centered around potential treasury refundings in 30 year maturities we experienced in the last quarter, has begun to find its way into shorter maturities, but to a much lesser extent. We also experienced a small flight to quality as money invested in the stock market made its way to the safe haven of treasuries amid concerns of further Fed action. This situation has begun to unwind as the current consensus calls for a 50% chance of one more Fed move to "tweak" the economy at most. We believe the Fed is finished for the remainder of the year. The two year note yield closed the quarter at 6.37% off of it's high of 6.91% on May 18. Looking forward, we think the two year note will settle into a range of 6.35% to 6.75%.


SHORT-TERM MATURITY PORTFOLIO

The investment objective of the Short-Term Maturity Portfolio is to seek a high level of income consistent with safety of capital. The primary investment strategy undertaken by the adviser has been a modified "buy and hold" strategy. The assets of the Portfolio are distributed between U.S. Agency and various mortgage backed securities (MBS). The average weighted maturity is less than two years.

The adviser will seek to continue to reinvest this and future principal paydowns as opportunities arise. The effective duration of 1.46% is up from 1.21% at our last report. During the quarter, $2.218 million was invested in PAC CMOs with average lives ranging from 2 to 3 years, $1.480 million was invested in PAC CMOs with average lives ranging from 1 to 2 years, and 3.0 million was invested in Agency bullets with maturities ranging between 2 and 3 years. An additional $100,000 was invested in money market PAC CMOs (average life less than one year). The adviser will continue to manage the fund toward an effective duration target of between 1.25% and 2.00%, lengthening the duration when warranted by higher rates. The one year total return on June 30, 2000 was 5.07%, which is up from 4.24% on May 31 and 4.00% at our last report. This performance compares favorably to other funds in the peer group. The net asset value per share closed at $9.80 on June 30, 2000, which is up from $9.76 on May 31 and from $9.77 on March 31, 2000.

--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                      Annualized         Annualized          Annualized
      One Year           Three              Five             Inception
       Return         Year Return        Year Return          to Date*
--------------------------------------------------------------------------------
        4.24%            5.36%              5.54%               4.93%
--------------------------------------------------------------------------------
*Inception date 6/15/92


                 COMPARISON OF CHANGE IN THE VALUE OF A $100,000
             INVESTMENT IN THE CUFUND SHORT-TERM MATURITY PORTFOLIO,
                  VERSUS THE 1 YEAR CONSTANT MATURITY TREASURY,
               AND THE LIPPER SHORT U.S. GOVERNMENT FUNDS AVERAGE

[line graph omitted--plot points as follows]

                    CUFUND Short-Term                 1 Year Constant                     Lipper Short U.S.
                    Maturity Treasury                Maturity Portfolio                Government Funds Average
6/30/92                  $100,000                           $100,000                              $100,000
May 93                   $104,078                           $103,231                              $105,132
May 94                   $104,317                           $107,277                              $106,257
May 95                   $111,536                           $114,111                              $113,004
May 96                   $117,927                           $120,512                              $118,135
May 97                   $124,885                           $127,562                              $125,305
May 98                   $132,590                           $134,706                              $132,711
May 99                   $140,108                           $141,293                              $138,630
May 00                   $146,049                           $149,615                              $143,468


Past Performance is no indication of future performance.

CUFUND

MANAGEMENT'S DISCUSSION & ANALYSIS OF FUND PERFORMANCE

ADJUSTABLE RATE PORTFOLIO

The investment objective of the Adjustable Rate Portfolio is to maximize returns in the variable rate market while maintaining safety of capital. The primary investment strategy undertaken by the adviser has been a modified "buy and hold" strategy. The assets of the Portfolio are distributed between U.S. Agency, U.S. Treasury and various mortgage backed securities (MBS).

The Fund closed the quarter at .41% effective duration, which is essentially unchanged from March 31. At June 30, 2000, approximately 68% of the Portfolio was invested in adjustable rate MBSs, 2% of the Portfolio was cash or equivalents, while 30% was fixed rate PAC CMOs. The cash position was unchanged while the fixed rate PAC CMO position was down from 32%. During the quarter, $7.872 million of LIBOR CMO Floaters and $8.377 million of money market PAC CMOs (average life less than 1 year) were purchased. Of these investments, $5.932 million was invested in whole loan products. The adviser continues to monitor the ARM market for value, but has avoided this type of product in recent months due to the high premium dollar prices associated with investments of this type.

The net asset value per share of the Portfolio of $9.88 on June 30 was up from $9.85 on May 31 and $9.86 on March 31. Total return for the one year period ending June 30, 2000 was 5.10%, which is up from 4.65% on May 31 and 4.27% at our last report. In the coming quarter, the adviser will continue to attempt to increase duration and yield in fairly valued sectors of the adjustable rate market while focusing on maintaining a stable net asset value and minimizing prepayment risk.



--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------
                   Annualized         Annualized           Annualized
   One Year          Three               Five               Inception
    Return         Year Return        Year Return           to Date*
--------------------------------------------------------------------------------
     4.65%            5.07%              5.57%                5.06%
--------------------------------------------------------------------------------
*Inception date 6/15/92


                 COMPARISON OF CHANGE IN THE VALUE OF A $100,000
                    INVESTMENT IN THE CUFUND ADJUSTABLE RATE
                   PORTFOLIO, VERSUS THE 1 MONTH LIBOR INDEX,
              AND THE LIPPER ADJUSTABLE-RATE MORTGAGE FUNDS AVERAGE

[line graph omitted--plot points as follows]


                 CUFUND Adjustable Rate                                                 Lipper Adjustable-Rate
                        Portfolio                    1 Month Libor Index                Mortgage Funds Average
6/30/92                  $100,000                           $100,000                              $100,00
May 93                   $103,906                           $103,118                              $103,451
May 94                   $107,221                           $106,738                              $105,282
May 95                   $112,850                           $112,811                              $110,894
May 96                   $119,948                           $119,422                              $117,115
May 97                   $127,577                           $126,181                              $124,950
May 98                   $134,759                           $133,550                              $131,610
May 99                   $141,403                           $140,722                              $137,269
May 00                   $147,978                           $149,151                              $143,309

Past Performance is no indication of future performance.

STATEMENT OF NET ASSETS                                                   CUFUND
May 31, 2000


SHORT-TERM MATURITY PORTFOLIO
--------------------------------------------------------------------------------
                                        Par       Value
Description                            (000)      (000)
--------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 83.9%
   FHLMC
     5.550%, 09/10/01                 $1,000     $  980
   FHLMC Pool # E62015
     6.000%, 07/01/09                    321        300
   FHLMC Pool # L73564
     5.000%, 03/01/01                    318        304
   FHLMC Pool # L73582
     5.000%, 04/01/01                     12         12
   FHLMC Pool # L73595
     5.000%, 03/01/01                    208        199
   FHLMC Pool # L73633
     5.000%, 04/01/01                    150        143
   FHLMC Pool # N96383
     6.000%, 04/01/03                    938        880
   FHLMC Series 1489,
     Class G REMIC
     5.850%, 10/15/06                    963        953
   FHLMC Series 1490,
     Class PE REMIC
     5.750%, 07/15/06                     45         45
   FHLMC Series 1496,
     Class G REMIC
     4.000%, 03/15/19                    949        913
   FHLMC Series 1500,
     Class GB REMIC
     6.250%, 11/15/18                    500        494
   FHLMC Series 1507,
     Class G REMIC
     5.500%, 10/15/19                  1,000        956
   FHLMC Series 1512,
     Class EB REMIC
     6.000%, 07/15/05                    124        123
   FHLMC Series 1520,
     Class G REMIC
     6.250%, 12/15/06                    802        794
   FHLMC Series 1534,
     Class E REMIC
     6.000%, 12/15/17                    146        145
   FHLMC Series 1556,
     Class E REMIC
     5.600%, 10/15/08                    313        311
   FHLMC Series 1559,
     Class VP REMIC
     5.500%, 02/15/20                    486        474
   FHLMC Series 1626,
     Class PN REMIC
     5.800%, 01/15/06                    286        284
   FHLMC Series 1627,
     Class A REMIC
     6.000%, 05/15/22                     40         39
   FHLMC Series 1640,
     Class F REMIC (A)
     6.963%, 10/15/07                    107        107


--------------------------------------------------------------------------------
                                        Par       Value
Description                            (000)      (000)
--------------------------------------------------------------------------------
   FHLMC Series 1648,
     Class AB REMIC
     4.900%, 10/15/18                 $  320     $  318
   FHLMC Series 1665,
     Class G REMIC
     6.000%, 04/15/21                  1,000        979
   FHLMC Series 1673,
     Class D REMIC
     5.750%, 05/15/16                    366        364
   FHLMC Series 1678,
     Class A REMIC
     5.500%, 10/15/07                    190        189
   FHLMC Series 1679,
     Class A REMIC
     5.250%, 09/15/06                     94         93
   FHLMC Series 1702,
     Class PL REMIC
     5.000%, 10/15/16                     82         82
   FHLMC Series 1710,
     Class C REMIC
     6.100%, 02/15/24                    133        132
   FHLMC Series 1734,
     Class E REMIC
     6.000%, 10/15/06                  1,053      1,045
   FHLMC Series 2055,
     Class OA REMIC
     6.000%, 12/15/05                    704        697
   FHLMC Series 2068,
     Class CB REMIC
     6.000%, 11/15/10                    100         99
   FHLMC Series 2095,
     Class PB REMIC
     5.500%, 10/15/13                    764        737
   FHLMC Series 2128,
     Class PE REMIC
     5.500%, 06/15/08                    196        190
   FHLMC Series 2131,
     Class CA REMIC
     6.000%, 03/15/18                  1,000        970
   FHLMC Series 2137,
     Class UC REMIC
     6.000%, 08/15/14                  1,000        970
   FHLMC Series 2147,
     Class PB CMO
     6.000%, 11/15/04                    530        524
   FNMA Pool # 50948
     6.000%, 11/01/03                    563        531
   FNMA Pool # 190634
     6.500%, 02/01/04                    454        436
   FNMA Pool # 263895
     6.000%, 12/01/03                    560        529
   FNMA Pool # 284306
     6.000%, 09/01/05                    525        495

STATEMENT OF NET ASSETS                                                   CUFUND
May 31, 2000



SHORT-TERM MATURITY PORTFOLIO (continued)
--------------------------------------------------------------------------------
                                        Par       Value
Description                            (000)      (000)
--------------------------------------------------------------------------------
   FNMA Series 1992-150,
     Class FV REMIC (A)
     5.967%, 05/25/21                 $  200     $  198
   FNMA Series 1993-79,
     Class PG REMIC
     6.250%, 01/25/19                    250        247
   FNMA Series 1993-93,
     Class D REMIC
     5.850%, 02/25/06                     73         73
   FNMA Series 1993-106,
     Class C REMIC
     6.200%, 02/25/11                    526        523
   FNMA Series 1993-110,
     Class E REMIC
     6.000%, 04/25/19                     24         24
   FNMA Series 1993-138,
     Class E REMIC
     5.750%, 12/25/16                     61         61
   FNMA Series 1993-147,
     Class PE REMIC
     5.000%, 08/25/23                     28         28
   FNMA Series 1993-199,
     Class E REMIC
     5.850%, 05/25/19                    128        127
   FNMA Series 1993-201,
     Class G REMIC
     3.500%, 05/25/19                    500        475
   FNMA Series 1993-204,
     Class PD REMIC
     5.600%, 05/25/18                    169        168
   FNMA Series 1993-209,
     Class E REMIC
     5.750%, 07/25/05                    441        439
   FNMA Series 1993-212,
     Class C REMIC
     6.000%, 11/25/00                    138        137
   FNMA Series 1993-212,
     Class E REMIC
     5.300%, 11/25/00                    356        353
   FNMA Series 1994-12,
     Class PE REMIC
     5.750%, 04/25/07                    151        149
   FNMA Series 1994-27,
     Class PK REMIC
     6.500%, 06/25/00                     13         13
   FNMA Series 1994-43,
     Class PG REMIC
     6.250%, 02/25/22                  1,000        979
   FNMA Series 1994-58,
     Class A REMIC
     5.000%, 01/25/07                    368        364

--------------------------------------------------------------------------------
                                        Par       Value
Description                            (000)      (000)
--------------------------------------------------------------------------------
   FNMA Series 1994-72,
     Class E REMIC
     6.000%, 11/25/17                 $  242     $  240
   FNMA Series 1995-19,
     Class A REMIC
     6.500%, 10/25/00                    362        361
   FNMA Series 1999-19,
     Class PC CMO
     6.000%, 09/25/14                    745        721
                                               --------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $23,903)                              23,516
                                               --------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS 1.9%
   Countrywide Mortgage Backed
     Services Series 1994-D,
     Class A1 CMO (A)
     6.656%, 03/25/24                    105        105
   General Electric Capital
     Mortgage Services
     Series 1994-5, Class A4
     6.500%, 02/25/24                    152        151
   General Electric Capital
     Mortgage Services
     Series 1994-13, Class A1
     6.500%, 04/25/24                    106        105
   Residential Funding Mortgage
     Securities Series 1993-S40,
     Class A1 (A)
     6.588%, 11/25/23                    173        172
                                               --------
Total Non-Agency Mortgage-
     Backed Obligations
     (Cost $536)                                    533
                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS 7.0%
   FHLB Series 8K02
     5.860%, 12/30/02                  1,000        966
   FNMA MTN
     6.250%, 06/16/00                  1,000      1,000
                                               --------
Total U.S. Government
     Agency Obligations
     (Cost $1,970)                                1,966
                                               --------

U.S. TREASURY OBLIGATION 3.3%
   U.S. Treasury Note
     4.250%, 11/15/03                  1,000        927
                                               --------
Total U.S. Treasury Obligation
     (Cost $974)                                    927
                                               --------

STATEMENT OF NET ASSETS                                                   CUFUND
May 31, 2000



SHORT-TERM MATURITY PORTFOLIO (concluded)
--------------------------------------------------------------------------------
                                      Par       Value
Description                          (000)      (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT 3.8%
   SEI Daily Income Trust
     Treasury Fund                 1,059,229   $  1,059
                                               --------
Total Cash Equivalent
     (Cost $1,059)                                1,059
                                               --------
TOTAL INVESTMENTS 99.9%
     (Cost $28,442)                              28,001
                                               --------
OTHER ASSETS AND LIABILITIES, NET 0.1%               34
                                               --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,873,742 outstanding
     shares of beneficial interest               29,132
   Undistributed net investment income                6
   Accumulated net realized loss
     on investments                                (662)
   Net unrealized depreciation
     of investments                                (441)
                                               --------
Total Net Assets 100.0%                        $ 28,035
                                               ========
 Net Asset Value and Redemption
     Price Per Share                              $9.76
                                               ========

(A) Adjustable Rate Features. Rate shown on the Statement of Net Assets is the rate in effect on May 31, 2000.

CMO -- Collateralized Mortgage Obligation

FHLMC -- Federal Home Loan Mortgage Corporation

FHLB -- Federal Home Loan Bank

FNMA -- Federal National Mortgage Association

MTN -- Medium Term Note

REMIC -- Real Estate Mortgage Investment Conduit


   The accompanying notes are an integral part of these financial statements.

STATEMENT OF NET ASSETS                                                   CUFUND
May 31, 2000



ADJUSTABLE RATE PORTFOLIO
--------------------------------------------------------------------------------
                                        Par       Value
Description                            (000)      (000)
--------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 90.0%
   FHLMC Pool # L80052
     6.000%, 01/01/01                 $  806     $  756
   FHLMC Pool # M80302
     6.000%, 12/01/00                  1,048      1,040
   FHLMC Pool # 970003 ARM (A)
     7.586%, 01/01/23                  1,637      1,663
   FHLMC Pool # 970021 ARM (A)
     7.735%, 01/01/23                  2,123      2,160
   FHLMC Series 31, Class FC (A)
     7.025%, 08/25/23                  1,037      1,036
   FHLMC Series 1353,
     Class F REMIC (A)
     5.502%, 08/15/07                  1,216      1,155
   FHLMC Series 1377,
     Class F REMIC (A)
     7.063%, 09/15/07                    132        133
   FHLMC Series 1471,
     Class H REMIC (A)
     6.963%, 03/15/08                    726        725
   FHLMC Series 1472,
     Class F REMIC (A)
     7.013%, 05/15/06                    946        944
   FHLMC Series 1476,
     Class F REMIC (A)
     5.717%, 02/15/08                  2,154      2,050
   FHLMC Series 1500,
     Class E REMIC
     6.000%, 08/15/16                      9          8
   FHLMC Series 1506,
     Class PE REMIC
     5.650%, 07/15/05                     15         15
   FHLMC Series 1507,
     Class E REMIC
     5.750%, 01/15/18                  1,719      1,703
   FHLMC Series 1512,
     Class M REMIC (A)
     5.417%, 05/15/08                    272        253
   FHLMC Series 1529,
     Class EB REMIC
     5.900%, 06/15/00                     72         72
   FHLMC Series 1541,
     Class KM REMIC (A)
     5.867%, 08/15/22                     87         80
   FHLMC Series 1546,
     Class FC REMIC (A)
     7.063%, 12/15/21                  3,469      3,471
   FHLMC Series 1551,
     Class JA REMIC (A)
     7.113%, 07/15/08                    456        456
   FHLMC Series 1559,
     Class VP REMIC
     5.500%, 02/15/20                    972        948


--------------------------------------------------------------------------------
                                        Par       Value
Description                            (000)      (000)
--------------------------------------------------------------------------------
   FHLMC Series 1587,
     Class F REMIC (A)
     7.013%, 07/15/08                 $  525     $  524
   FHLMC Series 1595,
     Class F REMIC (A)
     6.913%, 10/15/13                    840        837
   FHLMC Series 1598,
     Class E REMIC
     5.600%, 11/15/05                    211        210
   FHLMC Series 1604,
     Class FH REMIC (A)
     5.867%, 11/15/08                  1,897      1,813
   FHLMC Series 1611,
     Class G REMIC (A)
     7.063%, 05/15/21                  2,533      2,531
   FHLMC Series 1625,
     Class EA REMIC
     5.750%, 03/15/07                  1,389      1,381
   FHLMC Series 1630,
     Class FC REMIC (A)
     7.063%, 10/15/22                  1,106      1,103
   FHLMC Series 1635,
     Class F CMO (A)
     7.013%, 12/15/08                  1,928      1,930
   FHLMC Series 1648,
     Class AB REMIC
     4.900%, 10/15/18                    961        955
   FHLMC Series 1663,
     Class PE REMIC
     5.850%, 09/15/19                    201        200
   FHLMC Series 1671,
     Class J REMIC (A)
     6.963%, 12/15/22                  9,379      9,351
   FHLMC Series 1673,
     Class D REMIC
     5.750%, 05/15/16                    732        728
   FHLMC Series 1693,
     Class E REMIC
     5.750%, 02/15/06                    467        464
   FHLMC Series 1695,
     Class AK REMIC (A)
     6.963%, 01/15/24                    178        177
   FHLMC Series 1890,
     Class C REMIC
     7.000%, 08/15/01                  1,421      1,418
   FHLMC Series 2055,
     Class OA REMIC
     6.000%, 03/15/02                  1,407      1,394
   FHLMC Series 2234,
     Class PF CMO (A)
     6.750%, 08/15/26                  3,065      3,058

STATEMENT OF NET ASSETS                                                   CUFUND
May 31, 2000



ADJUSTABLE RATE PORTFOLIO (continued)
--------------------------------------------------------------------------------
                                        Par       Value
Description                            (000)      (000)
--------------------------------------------------------------------------------
   FNMA Pool # 50759
     6.000%, 07/01/00                 $  577     $  576
   FNMA Pool # 50968
     6.000%, 01/01/04                  1,138      1,073
   FNMA Pool # 165655 ARM (A)
     7.680%, 05/01/22                    149        155
   FNMA Pool # 166291 ARM (A)
     7.648%, 06/01/22                  1,025      1,064
   FNMA Pool # 303768
     6.000%, 06/01/01                    830        779
   FNMA Pool # 354900 ARM (A)
     7.141%, 08/01/26                    130        133
   FNMA Pool # 359751 ARM (A)
     8.222%, 09/01/26                    408        412
   FNMA Pool # 364612 ARM (A)
     7.585%, 11/01/26                    244        250
   FNMA Series G92-28,
     Class F REMIC (A)
     7.125%, 05/25/07                    328        328
   FNMA Series G93-14,
     Class G REMIC
     6.000%, 06/25/19                    381        376
   FNMA Series G93-35,
     Class JB REMIC
     6.500%, 02/25/01                    572        570
   FNMA Series 1992-141,
     Class FA REMIC (A)
     7.125%, 08/25/07                    203        204
   FNMA Series 1992-150,
     Class FV REMIC (A)
     5.967%, 05/25/21                    399        396
   FNMA Series 1993-28,
     Class F REMIC (A)
     7.255%, 03/25/08                    953        956
   FNMA Series 1993-39,
     Class F REMIC (A)
     7.325%, 04/25/21                    374        376
   FNMA Series 1993-72,
     Class F REMIC (A)
     5.867%, 05/25/08                    983        926
   FNMA Series 1993-95,
     Class PD REMIC
     6.000%, 12/25/06                     20         20
   FNMA Series 1993-96,
     Class PE REMIC
     5.600%, 11/25/16                     15         15
   FNMA Series 1993-106,
     Class C REMIC
     6.200%, 02/25/11                  2,104      2,093
   FNMA Series 1993-115,
     Class E REMIC
     5.500%, 04/25/19                     82         82


--------------------------------------------------------------------------------
                                        Par       Value
Description                            (000)      (000)
--------------------------------------------------------------------------------
   FNMA Series 1993-116,
     Class FA REMIC (A)
     5.467%, 07/25/22                 $2,547     $2,458
   FNMA Series 1993-127,
     Class EA REMIC
     5.650%, 10/25/16                     40         40
   FNMA Series 1993-136,
     Class FC REMIC (A)
     7.125%, 11/25/21                    353        351
   FNMA Series 1993-138,
     Class E REMIC
     5.750%, 12/25/16                    129        128
   FNMA Series 1993-164,
     Class C REMIC
     6.500%, 09/25/08                    888        874
   FNMA Series 1993-168,
     Class B REMIC
     6.000%, 08/25/00                     58         58
   FNMA Series 1993-168,
     Class FG REMIC (A)
     6.067%, 09/25/23                    632        598
   FNMA Series 1993-168,
     Class PE REMIC
     6.000%, 08/25/17                    258        257
   FNMA Series 1993-170,
     Class E REMIC
     5.750%, 08/25/06                    679        674
   FNMA Series 1993-194,
     Class F REMIC (A)
     7.025%, 06/25/08                    873        865
   FNMA Series 1993-201,
     Class G REMIC
     3.500%, 05/25/19                  1,000        949
   FNMA Series 1993-202,
     Class E REMIC
     5.750%, 12/25/16                  1,124      1,119
   FNMA Series 1993-202,
     Class FO REMIC (A)
     7.075%, 02/25/22                  1,875      1,868
   FNMA Series 1993-204,
     Class VC REMIC
     5.500%, 10/25/02                    500        488
   FNMA Series 1993-208,
     Class F REMIC (A)
     7.175%, 02/25/23                    477        475
   FNMA Series 1993-209,
     Class E REMIC
     5.750%, 07/25/05                     55         55
   FNMA Series 1993-209,
     Class FG REMIC (A)
     5.867%, 08/25/08                  2,095      1,963
   FNMA Series 1993-210,
     Class FB REMIC (A)
     7.025%, 10/25/22                  1,717      1,704

STATEMENT OF NET ASSETS                                                   CUFUND
May 31, 2000



ADJUSTABLE RATE PORTFOLIO (continued)
--------------------------------------------------------------------------------
                                        Par       Value
Description                            (000)      (000)
--------------------------------------------------------------------------------
   FNMA Series 1993-212,
     Class E REMIC
     5.300%, 11/25/00                 $  712     $  706
   FNMA Series 1993-221,
     Class A CMO
     6.000%, 11/25/06                  1,780      1,765
   FNMA Series 1993-221,
     Class F REMIC (A)
     5.817%, 03/25/08                  2,027      1,982
   FNMA Series 1993-229,
     Class PD REMIC
     5.600%, 07/25/06                    176        175
   FNMA Series 1993-238,
     Class F REMIC (A)
     6.825%, 06/25/08                    313        311
   FNMA Series 1994-42,
     Class FN REMIC (A)
     5.467%, 03/25/23                  2,594      2,449
   FNMA Series 1994-58,
     Class A REMIC
     5.000%, 01/25/07                  1,676      1,656
   FNMA Series 1994-75,
     Class E REMIC
     6.600%, 09/25/18                  2,186      2,173
   FNMA Series 1994-87,
     Class F REMIC (A)
     7.075%, 03/25/09                    801        799
   FNMA Series 1994-89,
     Class FE REMIC (A)
     7.095%, 03/25/09                  1,344      1,338
   FNMA Series 1995-19,
     Class A REMIC
     6.500%, 10/25/00                    191        190
   FNMA Series 1997-20,
     Class F REMIC (A)
     5.635%, 03/25/27                  6,259      6,146
   FNMA Series 1997-24,
     Class FA REMIC (A)
     7.094%, 06/18/21                  3,232      3,224
   FNMA Series 1997-70,
     Class FA REMIC (A)
     7.044%, 07/18/20                    490        490
   FNMA Series 2000-2,
     Class FM REMIC (A)
     6.960%, 01/25/22                  3,874      3,863
   GNMA Series 1999-24,
     Class FE REMIC (A)
     6.380%, 04/20/25                  4,716      4,686
                                               --------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $105,656)                            104,403
                                               --------


--------------------------------------------------------------------------------
                                        Par       Value
Description                            (000)      (000)
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS 6.0%
   DLJ Mortgage Acceptance
     Series 1994-Q1,
     Class 1A1 CMO (A)
     8.334%, 03/25/24                 $  495   $    494
   Fund America Investors II
     Series 1993-J,
     Class M CMO (A)
     8.279%, 11/25/23                    388        386
   Merrill Lynch Mortgage
     Investments Series 1991-F,
     Class A2 CMO (A)
     6.778%, 06/15/16                    641        641
   Merrill Lynch Mortgage
     Investments Series 1992-C,
     Class A2 CMO (A)
     7.038%, 06/15/17                    954        954
   Norwest Asset Securities
     Series 1999-16, Class A5 (A)
     6.450%, 06/25/29                  2,000      1,982
   Residential Funding Mortgage
     Series 1997-S4,
     Class A CMO (A)
     6.599%, 03/25/12                    765        762
   Salomon Brothers Mortgage
     Securities VII Series 1992-2,
     Class A4 CMO (A)
     7.776%, 06/25/22                    471        472
   Salomon Brothers Mortgage
     Securities VII Series 1992-4,
     Class A5 CMO (A)
     7.871%, 09/25/22                    297        295
   Salomon Brothers Mortgage
     Securities VII Series 1992-6,
     Class A1 CMO (A)
     7.770%, 11/25/22                    727        725
   Securitized Assets Sales
     Series 1993-8, Class A2
     CMO (A)
     7.869%, 12/26/23                    311        309
                                               --------
Total Non-Agency Mortgage-
     Backed Obligations
     (Cost $7,039)                                7,020
                                               --------

U.S. GOVERNMENT AGENCY OBLIGATION 0.9%
   FFCB (A)
     6.285%, 07/03/00                  1,000      1,000
                                               --------
Total U.S. Government
     Agency Obligation
     (Cost $1,000)                                1,000
                                               --------

STATEMENT OF NET ASSETS                                                   CUFUND
May 31, 2000


ADJUSTABLE RATE PORTFOLIO (concluded)
--------------------------------------------------------------------------------
                                    Shares/Par   Value
Description                           (000)      (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION 1.6%
   U.S. Treasury Note
     4.250%, 11/15/03               $  2,000    $ 1,855
                                               --------
Total U.S. Treasury Obligation
     (Cost $1,949)                                1,855
                                               --------

CASH EQUIVALENT 1.6%
   SEI Daily Income Trust
     Treasury Fund                 1,886,831      1,887
                                               --------
Total Cash Equivalent
     (Cost $1,887)                                1,887
                                               --------
TOTAL INVESTMENTS 100.1%
     (Cost $117,531)                            116,165
                                               --------
OTHER ASSETS AND LIABILITIES, NET (0.1%)           (131)
                                               --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 11,780,290 outstanding
     shares of beneficial interest              118,074
   Undistributed net investment income                2
   Accumulated net realized loss
     on investments                                (676)
   Net unrealized depreciation
     on investments                              (1,366)
                                               --------
Total Net Assets (100.0%)                      $116,034
                                               ========
Net Asset Value and Redemption
     Price Per Share                              $9.85
                                               ========

(A) Adjustable Rate Features. Rate shown on the Statement of Net Assets is the rate in effect on May 31, 2000.

ARM -- Adjustable Rate Mortgage

CMO -- Collateralized Mortgage Obligation

FFCB -- Federal Farm Credit Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

REMIC -- Real Estate Mortgage Investment Conduit

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS                                                  CUFUND
For the year ended May 31, 2000

                                                                  (IN THOUSANDS)
-------------------------------------------------------------------------------------------
                                                       SHORT-TERM MATURITY  ADJUSTABLE RATE
                                                            PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------------
Investment Income                                            $1,650             $6,866
-------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                      90                373
   Waiver of Investment Advisory Fees                           (74)              (284)
   Administrator Fees                                            52                198
   Custodian Fees                                                 3                 12
   Professional Fees                                             17                 70
   Registration Fees                                              1                  4
   Trustee Fees                                                   7                 29
   Printing Fees                                                 10                 39
   Transfer Agent Fees                                            1                  4
   Other                                                          3                 10
-------------------------------------------------------------------------------------------
       Total Expenses                                           110                455
-------------------------------------------------------------------------------------------
Net Investment Income                                         1,540              6,411
-------------------------------------------------------------------------------------------
   Net Unrealized Depreciation of Investments                  (377)            (1,157)
-------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations         $1,163             $5,254
-------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                                       CUFUND



                                                                                   (IN THOUSANDS)
                                                                  --------------------------------------------------
                                                                    SHORT-TERM MATURITY          ADJUSTABLE RATE
                                                                         PORTFOLIO                  PORTFOLIO
                                                                  ------------------------  ------------------------
                                                                   06/01/99      06/01/98     06/01/99     06/01/98
                                                                  TO 05/31/00  TO 05/31/99  TO 05/31/00  TO 05/31/99
--------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                           $ 1,540       $ 1,522     $   6,411    $  6,529
   Net Realized Gain/(Loss) on Investments                              --           158            --          (2)
   Net Unrealized Depreciation of Investments                         (377)          (78)       (1,157)       (659)
--------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                 1,163         1,602         5,254       5,868
--------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income                                            (1,515)       (1,534)       (6,377)     (6,511)
--------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued in Lieu of Cash Distributions                          61            76           607         575
   Cost of Shares Redeemed                                              --        (1,363)       (1,031)     (7,749)
--------------------------------------------------------------------------------------------------------------------
Increase/(Decrease) in Net Assets from
   Capital Share Transactions                                           61        (1,287)         (424)     (7,174)
--------------------------------------------------------------------------------------------------------------------
        Total Decrease in Net Assets                                  (291)       (1,219)       (1,547)     (7,817)
--------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                              28,326        29,545       117,581     125,398
--------------------------------------------------------------------------------------------------------------------
   End of Period (1)                                               $28,035       $28,326      $116,034    $117,581
====================================================================================================================
Capital Share Transactions:
   Shares Issued in Lieu of Cash Distributions                           6             8            61          58
   Shares Redeemed                                                      --          (137)         (104)       (774)
--------------------------------------------------------------------------------------------------------------------
Net Capital Share Transactions                                           6          (129)          (43)       (716)
====================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Including undistributed net investment income (distributions in excess of net investment income) (000) of $6 and $(19) for Short-Term Maturity Portfolio, $2 and $(32) for Adjustable Rate Portfolio at May 31, 2000 and May 31, 1999, respectively.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                      CUFUND
FOR THE YEARS ENDED MAY 31,


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                       NET
             NET                   REALIZED AND                   NET                 NET        RATIO      RATIO OF NET
            ASSET                   UNREALIZED     DIVIDENDS     ASSET               ASSETS     OF NET       INVESTMENT
            VALUE        NET          GAINS         FROM NET     VALUE               END OF    EXPENSES        INCOME
          BEGINNING   INVESTMENT    (LOSSES)ON     INVESTMENT    END OF    TOTAL     PERIOD    TO AVERAGE    TO AVERAGE
          OF PERIOD     INCOME      INVESTMENTS     INCOME       PERIOD    RETURN     (000)    NET ASSETS    NET ASSETS
         -----------------------------------------------------------------------------------------------------------------
Short-Term Maturity Portfolio
    2000  $  9.88      $0.54         $(0.13)        $(0.53)     $  9.76    4.24%   $ 28,035      0.39%          5.47%
    1999     9.86       0.52           0.03          (0.53)        9.88    5.67      28,326      0.39           5.28
    1998     9.80       0.53           0.06          (0.53)        9.86    6.17      29,545      0.39           5.37
    1997     9.76       0.52           0.04          (0.52)        9.80    5.90      29,668      0.39           5.33
    1996     9.73       0.52           0.03          (0.52)        9.76    5.73      30,633      0.38           5.27

Adjustable Rate Portfolio
    2000   $ 9.94      $0.54         $(0.09)        $(0.54)     $  9.85    4.65%   $116,034      0.39%          5.49%
    1999    10.00       0.54          (0.06)         (0.54)        9.94    4.93     117,581      0.39           5.44
    1998    10.01       0.56          (0.01)         (0.56)       10.00    5.63     125,398      0.39           5.58
    1997     9.96       0.57           0.05          (0.57)       10.01    6.36     148,960      0.39           5.66
    1996     9.94       0.59           0.02          (0.59)        9.96    6.29     153,760      0.39           5.92
--------------------------------------------------------------------------------------------------------------------------


                           RATIO OF NET
              RATIO OF      INVESTMENT
              EXPENSES       INCOME
             TO AVERAGE    TO AVERAGE
             NET ASSETS     NET ASSETS     PORTFOLIO
             (EXCLUDING    (EXCLUDING      TURNOVER
              WAIVERS)       WAIVERS)        RATE
         -------------------------------------------
Short-Term Maturity Portfolio
    2000       0.65%          5.21%           72%
    1999       0.61           5.06           130
    1998       0.59           5.17            76
    1997       0.58           5.14            63
    1996       0.61           5.04            42

Adjustable Rate Portfolio
    2000       0.63%          5.25%           42%
    1999       0.60           5.23            35
    1998       0.59           5.38            31
    1997       0.56           5.49            17
    1996       0.53           5.78            23
----------------------------------------------------



   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS                                             CUFUND
May 31, 2000


1. Organization:

CUFUND (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated November 22, 1991 and had no operations through June 14, 1992 other than those related to organizational matters and the sale of initial shares of beneficial interest to SEI Investments Mutual Funds Services (the "Administrator") on January 16, 1992.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company with two portfolios: the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio (the "Portfolios"). The Trust's prospectus provides a description of each Portfolio's investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States.

     SECURITIES VALUATION--Pursuant to policies established by the Board of Trustees of the Trust, the Administrator values the securities of each Portfolio based upon valuations provided by brokers or an independent pricing service. The pricing services rely primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuation. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Investment securities for which market prices are either (i) not readily available or not obtained, or (ii) deemed by the Adviser to be materially inaccurate, are valued at fair value as determined in good faith under procedures established by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Gains and losses realized on sales of securities are determined on a first-in first-out (FIFO) basis. Interest income and expenses are recognized on the accrual basis. Purchase discounts and premiums are accreted and amortized over the life of each security and recorded as interest income using a method which approximates the effective interest method.

     DISTRIBUTIONS TO SHAREHOLDERS--Distributions of net investment income for each Portfolio are declared daily and paid monthly on the first business day. Any net realized capital gains will be distributed at least annually.

     FEDERAL INCOME TAXES--The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with generally accepted accounting principles in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets.

NOTES TO FINANCIAL STATEMENTS (concluded)                                 CUFUND
May 31, 2000


3. Administrative and Distribution Agreements:

The Trust and the Administrator are parties to an administrative agreement dated May 1, 1992, under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate which is the greater of
 .09% of the average daily net assets of the Trust up to $750 million, and .0725% of the average daily net assets of the Trust exceeding $750 million, or $214,000. Effective October 26, 1998, the minimum annual fee of $214,000 was increased to $250,000. Certain officers of the Trust are also officers of the Administrator and/or distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the shares of the Trust. No compensation is paid to the Distributor for distribution services.

4. Investment Advisory and Custodian Agreements:

The Trust and CuSource, LLC (the "Adviser") are parties to an investment advisory agreement dated May 1, 1992, under which the Adviser receives an annual fee, which is calculated daily and paid monthly, at an annual rate of .32% of the average daily net assets of each Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees and reimburse expenses in order to limit the total operating expenses of each Portfolio to not more than .39% of each Portfolio's average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. At May 31, 2000, the Adviser is the record owner of 83.92% and 90.16% of the outstanding shares of the Short-Term Maturity and Adjustable Rate Portfolios, respectively.

The Trust and First Union National Bank, (the "Custodian") are parties to a custodial agreement dated May 1, 1992 under which the Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Portfolios.

5. Investment Transactions:

For the year ended May 31, 2000, purchases and sales of investment securities and United States Government Obligations (other than short-term securities) were as follows (000):

              U.S. GOVERNMENT   OTHER INVESTMENT
                SECURITIES         SECURITIES
             ----------------  ------------------
             PURCHASES  SALES   PURCHASES   SALES
             --------- ------  ----------- ------
Short-Term
   Maturity
   Portfolio  $13,997  $ 9,546   $   --    $1,375

Adjustable
   Rate
   Portfolio  $29,385  $30,892   $2,807    $8,504

The total cost of securities held for federal income tax purposes at May 31, 2000 for the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio was not materially different from amounts reported for financial reporting purposes. The Short-Term Maturity Portfolio had net unrealized depreciation of $(441,144), which was composed of gross unrealized appreciation of $3,270 and gross unrealized depreciation of $(444,414) for tax purposes. The Adjustable Rate Portfolio had net unrealized depreciation of $(1,365,716), which was composed of gross unrealized appreciation of $122,565 and gross unrealized depreciation of $(1,488,281) for tax purposes.

6. Capital Loss Carryforwards:

The capital loss carryforwards at May 31, 2000 for federal income tax purposes are as follows:
                                     EXPIRATION
                           AMOUNT       DATE
                          --------   ----------
Short-Term
   Maturity Portfolio     $225,461      2003
                           337,054      2004
                            32,759      2005
                            66,509      2006

Adjustable Rate
  Portfolio               $556,310      2003
                            37,771      2004
                            46,794      2005
                            33,108      2007
                             1,994      2008

NOTES TO FINANCIAL STATEMENTS                                             CUFUND
May 31, 2000



7. Variable Rate Financial Instruments:

The Adjustable Rate Portfolio's investment policies include investing, under normal circumstances, at least 65% of its assets in adjustable rate mortgage securities or other adjustable rate securities that have interest rates that reset at periodic intervals. Such securities may experience less price volatility due to changes in market interest rates than other debt securities. These investments include securities subject to interest rate caps as well as certain securities that adjust based upon an index whose movements may not correlate directly with market movements. Both of these items may influence the pricing of the security.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Shareholders and
Board of Trustees of CUFUND:

We have audited the accompanying statements of net assets of the Short-Term Maturity and Adjustable Rate Portfolios of CUFUND (the "Trust") as of May 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short-Term Maturity and Adjustable Rate Portfolios of CUFUND as of May 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP


Philadelphia, Pennsylvania
July 14, 2000

NOTICE TO SHAREHOLDERS
(Unaudited)



For Taxpayers filing on a calendar year basis, this notice is for informational purposes only.

Dear CUFUND Shareholders:

For the fiscal year ended May 31, 2000, each Portfolio is designating long term capital gains, with regard to distributions paid during the fiscal year as follows:


                                       (A)             (B)
                                    LONG TERM       ORDINARY            (C)
                                  CAPITAL GAINS      INCOME            TOTAL
                                  DISTRIBUTIONS   DISTRIBUTIONS    DISTRIBUTIONS
             PORTFOLIO             (TAX BASIS)     (TAX BASIS)      (TAX BASIS)
             ------------         -------------   --------------   -------------

Short-Term Maturity                     0%           100%              100%
Adjustable Rate                         0%           100%              100%

--------------
* Items (A) and (B) are based on a percentage of the Portfolio's total distributions.

Please consult your tax adviser for proper treatment of this information.

                                      NOTES

                                      NOTES

                               INVESTMENT ADVISER
                    Southwest Corporate Federal Credit Union
                                  CUSOURCE, LLC
                         7920 Belt Line Road, Suite 1100
                                Dallas, TX 75240

                                  ADMINISTRATOR
                      SEI Investments Mutual Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                           Philadelphia, PA 19103-6993

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                               1601 Market Street
                           Philadelphia, PA 19103-2499
CUF-F-010-04